Company's Operations - Acquisition of an Interest in a global tissue business (Details)	Dec. 31, 2025 item	Jun. 05, 2025 USD ($) item	Jun. 05, 2025 BRL (R$) item
Company's Operations [Line Items]
Number of Industrial Units	16
Kimberly Clark Tissue Acquisition
Company's Operations [Line Items]
Acquired In Subsidiary		51.00%	51.00%
Number of Industrial Units		22	22
Number of countries		14	14
Percentage Of Owner ship Not Acquired		49.00%	49.00%
Percentage Of Owner ship Not Acquired		49.00%	49.00%
Purchase price of acquired ownership interest		$ 1,734	R$ 9,222